Debt (Other Term Loan Agreements) (Narrative) (Details) - USD ($) $ in Millions	1 Months Ended	2 Months Ended	3 Months Ended	12 Months Ended
	Jan. 31, 2019	Feb. 20, 2019	Mar. 27, 2019	Dec. 31, 2018	Feb. 19, 2019	Feb. 02, 2018	Nov. 15, 2016
Debt Instrument [Line Items]
Debt Instrument - principal/face amount				$ 41,977
Debt Instrument - debt redeemed				52,643
Line of Credit [Member] | Global Notes Due 2029 [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Debt Instrument - principal/face amount					$ 3,000
Debt instument - stated percentage rate					4.35%
Line of Credit [Member] | Global Notes Due 2039 [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Debt Instrument - principal/face amount					$ 2,000
Debt instument - stated percentage rate					4.85%
Line of Credit [Member] | AT&T Inc. Senior Notes [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Debt Instrument - debt redeemed			$ 4,100
Acquisition Term Loan [Member] | Syndicate Of Twenty Lenders [Member]
Debt Instrument [Line Items]
Credit agreement - maximum borrowing capacity							$ 10,000
Credit agreement - advances outstanding				$ 0
Acquisition Term Loan [Member] | Syndicate Of Twenty Lenders [Member] | Additional Margin Upon Default [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate				2.00%
Tranche A Commitment [Member] | Syndicate Of Twenty Lenders [Member]
Debt Instrument [Line Items]
Credit agreement - maximum borrowing capacity						$ 8,087
Credit agreement - maximum amount outstanding during period				$ 8,087
Credit agreement - advances outstanding				$ 2,625
Credit agreement - base rate				Advances bear interest, at AT&T’s option, either: • at a variable annual rate equal to: (1) the highest of (a) the prime rate of JPMorgan Chase Bank, N.A., (b) 0.5% per annum above the federal funds rate, and (c) the LIBOR rate applicable to dollars for a period of one month plus 1.00%, plus (2) an applicable margin, as set forth in the Acquisition Term Loan (the “Applicable Margin for Base Advances (Term Loan)”); or • at a rate equal to: (i) LIBOR (adjusted upwards to reflect any bank reserve costs) for a period of one, two, three or six months, as applicable, plus (ii) an applicable margin, as set forth in the Acquisition Term Loan (the “Applicable Margin for Eurodollar Rate Advances (Term Loan)”).
Credit agreement - term loan description				Repayment of all advances with respect to Tranche A must be made no later than two years and six months after the date on which such advances are made.
Tranche A Commitment [Member] | Syndicate Of Twenty Lenders [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Debt Instrument - debt redeemed		$ 2,625
Credit agreement - advances outstanding		$ 0
Tranche A Commitment [Member] | Syndicate Of Twenty Lenders [Member] | High Credit Rating [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate				0.00%
Tranche A Commitment [Member] | Syndicate Of Twenty Lenders [Member] | Moderate Credit Rating [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate				0.125%
Tranche A Commitment [Member] | Syndicate Of Twenty Lenders [Member] | Low Credit Rating [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate				0.25%
Tranche A Commitment [Member] | Syndicate Of Twenty Lenders [Member] | Additional Margin Upon Default [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate				2.00%
Tranche A Commitment [Member] | Syndicate Of Twenty Lenders [Member] | Base Rate [Member] | Additional Margin Upon Default [Member] | High Credit Rating [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate				2.00%
Tranche A Commitment [Member] | Syndicate Of Twenty Lenders [Member] | Base Rate [Member] | Additional Margin Upon Default [Member] | Moderate Credit Rating [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate				2.00%
Tranche A Commitment [Member] | Syndicate Of Twenty Lenders [Member] | Base Rate [Member] | Additional Margin Upon Default [Member] | Low Credit Rating [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate				2.00%
Tranche A Commitment [Member] | Syndicate Of Twenty Lenders [Member] | Eurodollar Rate Advance [Member] | High Credit Rating [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate				1.00%
Tranche A Commitment [Member] | Syndicate Of Twenty Lenders [Member] | Eurodollar Rate Advance [Member] | Moderate Credit Rating [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate				1.125%
Tranche A Commitment [Member] | Syndicate Of Twenty Lenders [Member] | Eurodollar Rate Advance [Member] | Low Credit Rating [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate				1.25%
Tranche A Commitment [Member] | Syndicate Of Twenty Lenders [Member] | Eurodollar Rate Advance [Member] | Additional Margin Upon Default [Member] | High Credit Rating [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate				2.00%
Tranche A Commitment [Member] | Syndicate Of Twenty Lenders [Member] | Eurodollar Rate Advance [Member] | Additional Margin Upon Default [Member] | Moderate Credit Rating [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate				2.00%
Tranche A Commitment [Member] | Syndicate Of Twenty Lenders [Member] | Eurodollar Rate Advance [Member] | Additional Margin Upon Default [Member] | Low Credit Rating [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate				2.00%
Tranche B Commitment [Member] | Syndicate Of Twenty Lenders [Member]
Debt Instrument [Line Items]
Credit agreement - maximum borrowing capacity						$ 8,087
Credit agreement - maximum amount outstanding during period				$ 8,087
Credit agreement - advances outstanding				$ 0
Credit agreement - base rate				Advances bear interest, at AT&T’s option, either: • at a variable annual rate equal to: (1) the highest of (a) the prime rate of JPMorgan Chase Bank, N.A., (b) 0.5% per annum above the federal funds rate, and (c) the LIBOR rate applicable to dollars for a period of one month plus 1.00%, plus (2) an applicable margin, as set forth in the Acquisition Term Loan (the “Applicable Margin for Base Advances (Term Loan)”); or • at a rate equal to: (i) LIBOR (adjusted upwards to reflect any bank reserve costs) for a period of one, two, three or six months, as applicable, plus (ii) an applicable margin, as set forth in the Acquisition Term Loan (the “Applicable Margin for Eurodollar Rate Advances (Term Loan)”).
Tranche B Commitment [Member] | Syndicate Of Twenty Lenders [Member] | High Credit Rating [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate				0.125%
Tranche B Commitment [Member] | Syndicate Of Twenty Lenders [Member] | Moderate Credit Rating [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate				0.25%
Tranche B Commitment [Member] | Syndicate Of Twenty Lenders [Member] | Low Credit Rating [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate				0.375%
Tranche B Commitment [Member] | Syndicate Of Twenty Lenders [Member] | Additional Margin Upon Default [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate				2.00%
Tranche B Commitment [Member] | Syndicate Of Twenty Lenders [Member] | Base Rate [Member] | Additional Margin Upon Default [Member] | High Credit Rating [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate				2.00%
Tranche B Commitment [Member] | Syndicate Of Twenty Lenders [Member] | Base Rate [Member] | Additional Margin Upon Default [Member] | Moderate Credit Rating [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate				2.00%
Tranche B Commitment [Member] | Syndicate Of Twenty Lenders [Member] | Base Rate [Member] | Additional Margin Upon Default [Member] | Low Credit Rating [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate				2.00%
Tranche B Commitment [Member] | Syndicate Of Twenty Lenders [Member] | Eurodollar Rate Advance [Member] | High Credit Rating [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate				1.125%
Tranche B Commitment [Member] | Syndicate Of Twenty Lenders [Member] | Eurodollar Rate Advance [Member] | Moderate Credit Rating [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate				1.25%
Tranche B Commitment [Member] | Syndicate Of Twenty Lenders [Member] | Eurodollar Rate Advance [Member] | Low Credit Rating [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate				1.375%
Tranche B Commitment [Member] | Syndicate Of Twenty Lenders [Member] | Eurodollar Rate Advance [Member] | Additional Margin Upon Default [Member] | High Credit Rating [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate				2.00%
Tranche B Commitment [Member] | Syndicate Of Twenty Lenders [Member] | Eurodollar Rate Advance [Member] | Additional Margin Upon Default [Member] | Moderate Credit Rating [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate				2.00%
Tranche B Commitment [Member] | Syndicate Of Twenty Lenders [Member] | Eurodollar Rate Advance [Member] | Additional Margin Upon Default [Member] | Low Credit Rating [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate				2.00%
Syndicated Credit Agreement [Member] | Citibank N.A. [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Credit agreement - maximum borrowing capacity	$ 2,850
Credit agreement - maximum amount outstanding during period	2,850
Credit agreement - advances outstanding	$ 2,850
Credit agreement - base rate	Advances would bear interest, at AT&T’s option, either: • at a variable annual rate equal to: (1) the highest of (but not less than zero) (a) the rate of interest announced publicly by Citibank in New York, New York, from time to time, as Citibank’s base rate, (b) 0.5% per annum above the federal funds rate, and (c) the London interbank offered rate (“LIBOR”) applicable to dollars for a period of one month plus 1.00%, plus (2) an applicable margin, as set forth in the Citibank Term Loan (the “Applicable Margin for Base Advances (Citibank Term Loan)”); or • at a rate equal to: (i) LIBOR (adjusted upwards to reflect any bank reserve costs) for a period of one, two, three or six months, as applicable, plus (ii) an applicable margin, as set forth in the Citibank Term Loan (the “Applicable Margin for Eurodollar Rate Advances (Citibank Term Loan)”).
Credit agreement - term loan description	Repayment of all advances with respect to the Citibank Term Loan must be made no later than December 31, 2019.
Syndicated Credit Agreement [Member] | Citibank N.A. [Member] | Additional Margin Upon Default [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate	2.00%
Syndicated Credit Agreement [Member] | Citibank N.A. [Member] | Base Rate [Member] | High Credit Rating [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate	0.00%
Syndicated Credit Agreement [Member] | Citibank N.A. [Member] | Base Rate [Member] | Moderate Credit Rating [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate	0.00%
Syndicated Credit Agreement [Member] | Citibank N.A. [Member] | Base Rate [Member] | Low Credit Rating [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate	0.00%
Syndicated Credit Agreement [Member] | Citibank N.A. [Member] | Base Rate [Member] | Additional Margin Upon Default [Member] | High Credit Rating [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate	2.00%
Syndicated Credit Agreement [Member] | Citibank N.A. [Member] | Base Rate [Member] | Additional Margin Upon Default [Member] | Moderate Credit Rating [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate	2.00%
Syndicated Credit Agreement [Member] | Citibank N.A. [Member] | Base Rate [Member] | Additional Margin Upon Default [Member] | Low Credit Rating [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate	2.00%
Syndicated Credit Agreement [Member] | Citibank N.A. [Member] | Eurodollar Rate Advance [Member] | High Credit Rating [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate	0.75%
Syndicated Credit Agreement [Member] | Citibank N.A. [Member] | Eurodollar Rate Advance [Member] | Moderate Credit Rating [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate	0.80%
Syndicated Credit Agreement [Member] | Citibank N.A. [Member] | Eurodollar Rate Advance [Member] | Low Credit Rating [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate	1.00%
Syndicated Credit Agreement [Member] | Citibank N.A. [Member] | Eurodollar Rate Advance [Member] | Additional Margin Upon Default [Member] | High Credit Rating [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate	2.00%
Syndicated Credit Agreement [Member] | Citibank N.A. [Member] | Eurodollar Rate Advance [Member] | Additional Margin Upon Default [Member] | Moderate Credit Rating [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate	2.00%
Syndicated Credit Agreement [Member] | Citibank N.A. [Member] | Eurodollar Rate Advance [Member] | Additional Margin Upon Default [Member] | Low Credit Rating [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate	2.00%